Employee Benefit Plans (Schedule of Stock Option Information by Grant Date) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price		$ 17.80
Shares outstanding	125,026	142,524	139,155	109,816
Shares Exercisable	110,282
Grant Date - 10/21/2008 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 21.10
Shares outstanding	6,100
Contractual average life (years)	9 months 18 days
Shares Exercisable	6,100
Grant Date - 10/20/2009 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.22
Shares outstanding	6,079
Contractual average life (years)	1 year 9 months 18 days
Shares Exercisable	6,079
Grant Date - 9/20/2011 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.75
Shares outstanding	13,200
Contractual average life (years)	3 years 8 months 19 days
Shares Exercisable	13,200
Grant Date - 3/20/2012 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 18.00
Shares outstanding	15,800
Contractual average life (years)	4 years 2 months 19 days
Shares Exercisable	15,800
Grant Date - 2/19/2013 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.65
Shares outstanding	19,622
Contractual average life (years)	5 years 1 month 21 days
Shares Exercisable	17,802
Grant Date - 2/18/2014 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.72
Shares outstanding	31,025
Contractual average life (years)	6 years 1 month 17 days
Shares Exercisable	29,335
Grant Date - 2/17/2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted, Weighted average exercise price	$ 17.80
Shares outstanding	33,200
Contractual average life (years)	7 years 1 month 17 days
Shares Exercisable	21,966